PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of plan assets and reconciliation of funded status (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) Y	Dec. 31, 2017 CAD ($) Y
Disclosure of net defined benefit liability (asset)
Weighted average duration of defined benefit obligations | Y	17.7	22.9
Expected future benefit payments	$ 14,900
Pension defined benefit plans
Reconciliation of funded status to net amount recognized
Benefit obligations	(462,462)	$ (456,879)
Fair value of plan assets	416,216	408,105
Plan deficit and net amount recognized	(46,246)	(48,774)
Postretirement defined benefit plans
Reconciliation of funded status to net amount recognized
Benefit obligations	(50,242)	(30,117)
Plan deficit and net amount recognized	$ (50,242)	$ (30,117)
Plan assets
Plan assets
Debt securities (as a percent)	40.20%	36.50%
Other (as a percent)	0.20%	0.10%
Total plan assets (in percent)	100.00%	100.00%
Plan assets | Canadian
Plan assets
Equity securities (as a percent)	23.60%	26.50%
Plan assets | Foreign
Plan assets
Equity securities (as a percent)	36.00%	36.90%